Other Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Other Accrued Liabilities	Other Accrued Liabilities
The components of other accrued liabilities were as follows ($000):

June 30,	2025	2024
Contract liabilities	$62,967	$62,123
Warranty reserves	32,754	44,193
Current liabilities held-for-sale	57,394	—
Other accrued liabilities	182,449	188,390
	$335,564	$294,706